STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 9. STOCKHOLDERS' EQUITY

From January 19, 2011 (Inception) through June 30, 2011, the Company issued 320,000,000 shares (400,000,000 shares pre-split) of no-par common stock for a total capital contribution of $400.

On June 30, 2011 the Company facilitated a 10:8 reverse stock split which has been given retroactive effect in the financial statements.

On July 1, 2011 the Company issued 5,000,000 additional shares of no-par common stock to an individual for services at a fair value ($6).

During the year ended September 30, 2012, the Company issued 79,047,619 shares of no par common stock upon the exercise of warrants issued in connection with the issuance of notes payable (Note 8).

During the year ended September 30, 2013, the Company issued 38,825,396 shares of no par common stock upon the exercise of warrants issued in connection with the issuance of notes payable (Note 8).

On February 14, 2013 two of the officers of the company contributed a total of 54,047,619 shares to the Company for no consideration.  The shares were cancelled.